Digital Assets (Tables)	3 Months Ended
Mar. 31, 2025
Digital Assets [Abstract]
Schedule of Company's Bitcoin Held in Treasury

The following is a summary of Fold’s bitcoin held in treasury as of the dates shown:

	March 31, 2025	December 31, 2024
Rewards treasury (USD)	$7,365,544	$8,569,651
Investment treasury (USD)	122,957,753	93,568,700
Total bitcoin treasury (USD)	$130,323,297	$102,138,351
	March 31, 2025	December 31, 2024
Rewards treasury (BTC)	89	92
Investment treasury (BTC)	1,490	1,002
Total bitcoin treasury (BTC)	1,579	1,094

Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s digital assets as of the dates shown is as follows:

	Rewards Treasury	Investment Treasury	Digital Assets
Bitcoin held at January 1, 2024	$5,333,384	$82,631	$5,416,015
Purchases of bitcoin	427,128	14,339	441,467
Disbursements of bitcoin	(1,326,202)	—	(1,326,202)
Remeasurement gain (loss) on bitcoin	3,491,889	—	3,491,889
Bitcoin held at March 31, 2024	$7,926,199	$96,970	$8,023,169
Purchases of bitcoin	1,321,076	118,020	1,439,096
Proceeds from SAFE financings received in bitcoin	—	64,106,134	64,106,134
Disbursements of bitcoin	(2,713,909)	—	(2,713,909)
Proceeds from sale of bitcoin	(104,868)	—	(104,868)
Remeasurement gain (loss) on bitcoin	2,141,153	29,247,576	31,388,729
Bitcoin held at December 31, 2024	$8,569,651	$93,568,700	$102,138,351
Purchases of bitcoin	522,293	1,040,680	1,562,973
Bitcoin received from March 2025 Investor Note(1)	—	43,965,525	43,965,525
Disbursements of bitcoin	(715,814)	—	(715,814)
Remeasurement gain (loss) on bitcoin	(1,010,586)	(15,617,152)	(16,627,738)
Bitcoin held at March 31, 2025	$7,365,544	$122,957,753	$130,323,297

(1)      The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 10 for additional details.